Operating Leases	12 Months Ended
Aug. 31, 2025
Operating Leases [Abstract]
OPERATING LEASES

12. OPERATING LEASES

The Group entered into leases for use of office, and restaurant store premises in Hong Kong. The short-term lease was entered into in relation to the warehouse. During the years ended August 31, 2025, 2024 and 2023, the rental expense of warehouse was amounted to $10,061, $11,439 and $12,599, respectively.

During the years ended August 31, 2025, 2024 and 2023, there was two, two and one, respectively, new lease entered in Hong Kong.

During the years ended August 31, 2025, 2024 and 2023, there was two, one and one, respectively, lease in Hong Kong was terminated.

The operating lease expense was $856,839, $804,350 and $803,707 for the years ended August 31, 2025, 2024 and 2023, respectively.

The Group’s total cash payment of leases classified as operating lease, was amounted to $710,058 and $862,357 and $853,861 for the years ended August 31, 2025, 2024 and 2023, respectively. These payments are included in the Group’s operating cash flows.

The Group’s operating lease right-of-use assets and lease liabilities recognized in the consolidated balances sheets consisted of the following:

	As of August 31,
	2025	2024
Operating leases right-of-use assets:
Operating lease right-of-use assets, net	$1,024,769	$1,226,033

	As of August 31,
	2025	2024
Operating lease liabilities:
Current operating lease obligation	$831,297	$840,678
Non-current operating lease obligation	564,039	609,141
Total	$1,395,336	$1,449,819

	As of August 31,
	2025	2024
Operating leases:
Weighted average remaining lease term (years)	1.56	2.49
Weighted average discount rate	5.59%	5.53%

The maturity analysis of the Group’s operating lease obligations as of August 31, 2025 was as follows:

Operating leases
Year ending August 31, 2026	$885,875
Year ending August 31, 2027	498,184
Year ending August 31, 2028	71,100
Future minimum operating lease payment	1,455,159
Less: imputed interest	(59,823)
Operating lease liabilities recognized in the consolidated balance sheets	$1,395,336

The maturity analysis of the Group’s operating lease obligations as of August 31, 2024 was as follows:

Operating leases
Year ended August 31, 2025	$866,395
Year ending August 31, 2026	403,616
Year ending August 31, 2027	234,178
Future minimum operating lease payment	1,504,189
Less: imputed interest	(54,370)
Operating lease liabilities recognized in the consolidated balance sheets	$1,449,819

Variable lease payments

Leases of restaurants are either with only fixed lease payments or contain variable lease payment that are based on 10% to 12% of sales with minimum monthly lease payments that are fixed over the lease term for the years ended August 31, 2025, 2024 and 2023. The payment terms are common in restaurants in Hong Kong and areas where the Group operates. The amounts of fixed and variable lease payments paid to relevant lessors for years ended August 31, 2025, 2024 and 2023 are as follows:

	Number of leases	Fixed payments	Variable payments	Total payments
For year ended August 31, 2025
Lease without variable lease payments	1	$669,056	$—	$669,056
Lease with variable lease payments	4	54,440	—	54,440
Warehouse without variable lease payments	1	10,061	—	10,061
Total	6	$733,557	$—	$733,557
	Number of leases	Fixed payments	Variable payments	Total payments
For year ended August 31, 2024
Lease without variable lease payments	2	$683,191	$—	$683,191
Lease with variable lease payments	1	265,471	9,456	274,927
Warehouse without variable lease payments	1	11,439	—	11,439
Total	4	$960,101	$9,456	$969,557

	Number of leases	Fixed payments	Variable payments	Total payments
For year ended August 31, 2023
Lease without variable lease payments	2	$709,073	$—	$709,073
Lease with variable lease payments	1	256,106	33,396	289,502
Warehouse without variable lease payments	1	12,599	—	12,599
Total	4	$977,778	$33,396	$1,011,174

The overall financial effect of using variable payment terms is that higher rental costs are incurred by restaurants with higher sales. Variable rental expenses are expected to continue to represent a similar proportion of restaurants sales in future years.